Earnings/(loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings/(loss) per share
9.	Earnings/(loss) per share
All of the Company’s shares (including non-vested restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings. The Company applies the two-class method of computing earnings/(loss) per share (“EPS”) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non vested stock are deducted from net income for the purpose of the computation of basic
earnings per share in accordance with the two-class method. Non-vested restricted stock does not have a contractual obligation to share in the losses and therefore, has been excluded from the basic loss per share calculation for the year ended December 31, 2024 due to the losses in 2024. The denominator of the basic earnings/(loss) per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed. The denominator of the basic earnings/(loss) per common share includes the total shares issuable upon the cashless exercise of the Class B1 and Class C1 warrants, as the exercise of the warrants is considered virtually certain taking into account that the holder of such warrants may elect to exercise them for no consideration. The Company calculates basic and diluted earnings per share as follows:

	Period from July 25, 2022 to December 31, 2022		Year Ended December 31, 2023		Year Ended December 31, 2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income/(loss)	551,586	551,586	9,291,912	9,291,912	(2,748,367)	(2,748,367)
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	—	—	(404,167)	—	(762,500)	(762,500)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	—	—	(171,968)	—	(4,578,000)	(4,578,000)
Less: Undistributed earnings allocated to non-vested shares	—	—	(188,369)	(75,554)	—	—

Net income/(loss) attributable to common shareholders	551,586	551,586	8,527,408	9,216,358	(8,088,867)	(8,088,867)
Denominator
Weighted average number of shares outstanding, basic	2,122	2,122	3,615	3,615	314,341	314,341

Series A Perpetual Convertible Preferred Shares (Note 8)	—	2,857	—	6,127	—	—

Effect of dilutive shares	—	2,857	—	6,127	—	—

Weighted average number of shares outstanding, diluted	—	4,979	—	9,742	—	314,341

Earnings/(loss) per share	259.94	110.78	2,358.90	946.04	(25.73)	(25.73)
For 2024, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted shares and options to purchase common shares, any incremental shares resulting from the exercise of the unexercised Class A, B2 and C2 warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method, as well as the 10,526,316 common shares issuable upon the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method. As of December 31, 2024, the number of common shares that can potentially be issued under the outstanding warrants are 13,549,097 common shares (Note 8), the aggregate number of unvested restricted shares were 22,932 (Note 14) and the aggregate number of options to purchase common shares were 10,000 (Note 14).
For 2023, the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution from the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method which resulted in 6,127 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards and any incremental shares resulting for the exercise of the unexercised Class A Warrants that were out of the money as of the reporting date. The aggregate number of unvested restricted shares were
530
(Note 14) and the number of common shares that could potentially be issued under the outstanding Class A warrants were
3,177
(Note
8)
.
For the period from July 25, 2022 to December 31, 2022, the most dilutive method was the two-class
method and the diluted earnings per share reflects the potential dilution from the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method which resulted in 2,857 incremental shares. No other potentially dilutive securities existed as of December 31, 2022.